UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Obrem Capital Management, LLC

Address:    733 Third Avenue
            11th Floor
            New York, New York 10017

13F File Number: 028-13306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew Rechtschaffen
Title:      Managing Member
Phone:      (646) 454-5312

Signature, Place and Date of Signing:


/s/ Andrew Rechtschaffen    New York, New York               February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $108,657
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number          Name

1.    028-13308 Obrem               Capital Offshore Master, L.P.

2.    028-13307                     Obrem Capital (QP), LP

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2009
                                                               VALUE  SHARES OR SH/ PUT/
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X1000) PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE SHARED    NONE
AOL INC                        COM                00184X105    1,131     48,600          Shared-Defined   1,2            48,600
AON CORP                       COM                 37389103    4,313    112,500          Shared-Defined   1,2           112,500
ARTIO GLOBAL INVS INC          COM CL A           04315B107    2,473     97,000          Shared-Defined   1,2            97,000
BOSTON SCIENTIFIC CORP         COM                101137107    2,588    287,500          Shared-Defined   1,2           287,500
CAREFUSION CORP                COM                14170T101    2,751    110,000          Shared-Defined   1,2           110,000
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A   20440T201    4,282     57,000          Shared-Defined   1,2            57,000
CIT GROUP INC                  COM NEW            125581801    1,933     70,000          Shared-Defined   1,2            70,000
DR PEPPER SNAPPLE GROUP INC    COM                26138E109    1,939     68,500          Shared-Defined   1,2            68,500
EMPLOYERS HOLDINGS INC         COM                292218104    8,176    532,957          Shared-Defined   1,2           532,957
ENSCO INTL INC                 COM                26874Q100    3,107     77,800          Shared-Defined   1,2            77,800
GLOBE SPECIALTY METALS INC     COM                37954N206      488     51,908          Shared-Defined   1,2            51,908
HEARTLAND FINL USA INC         COM                42234Q102      268     20,418          Shared-Defined   1,2            20,418
HELIX ENERGY SOLUTIONS GRP I   COM                42330P107    1,328    113,000          Shared-Defined   1,2           113,000
KKR FINANCIAL HLDGS LLC        COM                48248A306    3,377    582,250          Shared-Defined   1,2           582,250
MICREL INC                     COM                594793101   11,552  1,408,822          Shared-Defined   1,2         1,408,822
NASDAQ OMX GROUP INC           COM                631103108    5,244    264,586          Shared-Defined   1,2           264,586
NCR CORP NEW                   COM                62886E108    6,066    545,000          Shared-Defined   1,2           545,000
ORBITZ WORLDWIDE INC           COM                68557K109      540     73,550          Shared-Defined   1,2            73,550
SMITHFIELD FOODS INC           COM                832248108    3,008    198,000          Shared-Defined   1,2           198,000
SPDR GOLD TRUST                GOLD SHS           78463V107    4,829     45,000          Shared-Defined   1,2            45,000
SUPERVALU INC                  COM                868536103      669     52,600          Shared-Defined   1,2            52,600
SYMANTEC CORP                  COM                871503108    3,444    192,500          Shared-Defined   1,2           192,500
SYNIVERSE HLDGS INC            COM                87163F106      430     24,620          Shared-Defined   1,2            24,620
TESSERA TECHNOLOGIES INC       COM                88164L100    2,581    110,897          Shared-Defined   1,2           110,897
VALEANT PHARMACEUTICALS INTL   COM                91911X104    2,623     82,500          Shared-Defined   1,2            82,500
WELLCARE HEALTH PLANS INC      COM                94946T106    3,738    101,700          Shared-Defined   1,2           101,700
XEROX CORP                     COM                984121103    3,722    440,000          Shared-Defined   1,2           440,000
CONEXANT SYSTEMS INC           NOTE  4.000% 3/0   207142AH3    1,855  2,000,000          Shared-Defined   1,2         2,000,000
MDS INC                        COM                55269P302   20,204  2,593,650          Shared-Defined   1,2         2,593,650

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